Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to August 15, 2022 were available to be issued. Other than described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On July 13, 2022, the Company filed a Form 10-K/A Amendment No. 1 to its Annual Report to amend its Annual Report on Form 10-K for the year ended December 31, 2021, restating Note 9 and Note 10 to the financial statements to update their conclusion to restate the Form 8-K IPO closing balance sheet.

On August 1, 2022, the Company filed a preliminary proxy statement for general meeting of stockholders to consider and vote on proposals to amend the Company’s Charter and Trust agreement, and allow the Board to extend the date to business combination from September 10, 2022 to December 10, 2022. On August 8, 2022, the Company received a letter from the SEC in relation to this filing.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to July 13, 2022 were available to be issued. Except as disclosed below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On February 11, 2022, SPK entered into a Merger Agreement (the “Merger Agreement”) by and among Varian Biopharmaceuticals, Inc., a Florida corporation (“Varian”), SPK, and SPK Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of SPK (“Merger Sub”). Pursuant to the terms of the Merger Agreement, a business combination between SPK and Varian will be effected through the merger of Merger Sub with and into Varian with Varian surviving the merger as a wholly owned subsidiary of SPK (the “Merger”). The board of directors of SPK has (i) approved and declared advisable the Merger Agreement, the Additional Agreements (as defined in the Merger Agreement) and the transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related transactions by the stockholders of SPK.

The Merger is expected to be consummated after obtaining the required approval by the stockholders of SPK and Varian and the satisfaction of certain other customary closing conditions.

On March 1, 2022, SPK filed Form S-4 Registration Statement with the SEC regarding the proposed Merger between SPK and Varian.

On April 25, 2022, the Company filed Form S-4A containing Amendment No. 1 to the Registration Statement to address comments SPK received from the SEC regarding the Registration Statement.

On June 6, 2022, pursuant to the Merger Agreement, Varian remitted a cash payment of $509,120 to the Trust Account for the cost to extend the time for SPK to complete the Business Combination by three months until September 10, 2022.

On June 17, 2022, the Company filed Amendment No. 2 to the Current Report on Form 8-K/A to restate the Company’s balance sheet as of June 10, 2021.

SUBSEQUENT EVENTS

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to August 15, 2022 were available to be issued. Other than described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On July 13, 2022, the Company filed a Form 10-K/A Amendment No. 1 to its Annual Report to amend its Annual Report on Form 10-K for the year ended December 31, 2021, restating Note 9 and Note 10 to the financial statements to update their conclusion to restate the Form 8-K IPO closing balance sheet.

On August 1, 2022, the Company filed a preliminary proxy statement for general meeting of stockholders to consider and vote on proposals to amend the Company’s Charter and Trust agreement, and allow the Board to extend the date to business combination from September 10, 2022 to December 10, 2022. On August 8, 2022, the Company received a letter from the SEC in relation to this filing.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to July 13, 2022 were available to be issued. Except as disclosed below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On February 11, 2022, SPK entered into a Merger Agreement (the “Merger Agreement”) by and among Varian Biopharmaceuticals, Inc., a Florida corporation (“Varian”), SPK, and SPK Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of SPK (“Merger Sub”). Pursuant to the terms of the Merger Agreement, a business combination between SPK and Varian will be effected through the merger of Merger Sub with and into Varian with Varian surviving the merger as a wholly owned subsidiary of SPK (the “Merger”). The board of directors of SPK has (i) approved and declared advisable the Merger Agreement, the Additional Agreements (as defined in the Merger Agreement) and the transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related transactions by the stockholders of SPK.

The Merger is expected to be consummated after obtaining the required approval by the stockholders of SPK and Varian and the satisfaction of certain other customary closing conditions.

On March 1, 2022, SPK filed Form S-4 Registration Statement with the SEC regarding the proposed Merger between SPK and Varian.

On April 25, 2022, the Company filed Form S-4A containing Amendment No. 1 to the Registration Statement to address comments SPK received from the SEC regarding the Registration Statement.

On June 6, 2022, pursuant to the Merger Agreement, Varian remitted a cash payment of $509,120 to the Trust Account for the cost to extend the time for SPK to complete the Business Combination by three months until September 10, 2022.

On June 17, 2022, the Company filed Amendment No. 2 to the Current Report on Form 8-K/A to restate the Company’s balance sheet as of June 10, 2021.

Varian Biopharmaceuticals [Member]
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through October 20, 2022, the date these financial statements were available to be issued and determined that no additional subsequent events had occurred that would require recognition in these financial statements and that all subsequent events that require disclosure have been disclosed except for the item noted below.

During the period from July 2022 to October 2022, the Company issued additional Bridge Notes totaling $510,000 which mature on October 31, 2022 and accrue interest at an annual rate of 15%. The Company received $425,000 in cash and incurred issuance costs totaling $20,000.

NOTE 10 – SUBSEQUENT EVENTS

Loans Payable from Related Parties

During January and February 2022, the Company received proceeds from loans payable to two related party investors in the aggregate amount of $65,030. The loans do not bear interest and each is repayable on the second anniversary of the specific loan.

Merger Agreement with SPK Acquisition Corp.

On February 14, 2022, the Company entered into a definitive merger agreement (“Merger Agreement”) with SPK Acquisition Corp. (“SPK”) (NASDAQ: SPK), a special purpose acquisition company (“SPAC”). The business combination will result in Varian Bio becoming a publicly traded company. The transaction is expected to close prior to June 30, 2022.

Bridge Financing

In conjunction with the Merger Agreement, the Company entered into a Securities Purchase Agreement in which bridge notes (“Bridge Notes”) in the aggregate amount of $3,192,496 were issued in exchange for cash in the aggregate amount of $2,000,000 in cash and the exchange of the outstanding related party loans plus statutory interest for an aggregate amount of $660,413. The Bridge Notes mature on August 14, 2022 or earlier upon the close of the merger transaction with SPK, and accrue interest at an annual rate 15%. Varian Bio’s obligations under the Bridge Notes are secured by a first priority lien on the license with CRT.

Management has evaluated subsequent events through February 21, 2022, the date these financial statements were issued, and determined that no additional subsequent events had occurred that would require recognition in these financial statements and that all subsequent events that require disclosure have been disclosed.

SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through October 20, 2022, the date these financial statements were available to be issued and determined that no additional subsequent events had occurred that would require recognition in these financial statements and that all subsequent events that require disclosure have been disclosed except for the item noted below.

During the period from July 2022 to October 2022, the Company issued additional Bridge Notes totaling $510,000 which mature on October 31, 2022 and accrue interest at an annual rate of 15%. The Company received $425,000 in cash and incurred issuance costs totaling $20,000.

NOTE 10 – SUBSEQUENT EVENTS

Loans Payable from Related Parties

During January and February 2022, the Company received proceeds from loans payable to two related party investors in the aggregate amount of $65,030. The loans do not bear interest and each is repayable on the second anniversary of the specific loan.

Merger Agreement with SPK Acquisition Corp.

On February 14, 2022, the Company entered into a definitive merger agreement (“Merger Agreement”) with SPK Acquisition Corp. (“SPK”) (NASDAQ: SPK), a special purpose acquisition company (“SPAC”). The business combination will result in Varian Bio becoming a publicly traded company. The transaction is expected to close prior to June 30, 2022.

Bridge Financing

In conjunction with the Merger Agreement, the Company entered into a Securities Purchase Agreement in which bridge notes (“Bridge Notes”) in the aggregate amount of $3,192,496 were issued in exchange for cash in the aggregate amount of $2,000,000 in cash and the exchange of the outstanding related party loans plus statutory interest for an aggregate amount of $660,413. The Bridge Notes mature on August 14, 2022 or earlier upon the close of the merger transaction with SPK, and accrue interest at an annual rate 15%. Varian Bio’s obligations under the Bridge Notes are secured by a first priority lien on the license with CRT.

Management has evaluated subsequent events through February 21, 2022, the date these financial statements were issued, and determined that no additional subsequent events had occurred that would require recognition in these financial statements and that all subsequent events that require disclosure have been disclosed.